Income Taxes - Tax losses carry forwards (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
Total tax losses carry forwards	$ 376,193
2022
Operating Loss Carryforwards [Line Items]
Total tax losses carry forwards	481
2023
Operating Loss Carryforwards [Line Items]
Total tax losses carry forwards	120
2024
Operating Loss Carryforwards [Line Items]
Total tax losses carry forwards	248
2025
Operating Loss Carryforwards [Line Items]
Total tax losses carry forwards	65,168
2026
Operating Loss Carryforwards [Line Items]
Total tax losses carry forwards	115,705
2027
Operating Loss Carryforwards [Line Items]
Total tax losses carry forwards	5,698
2028
Operating Loss Carryforwards [Line Items]
Total tax losses carry forwards	34,926
2029
Operating Loss Carryforwards [Line Items]
Total tax losses carry forwards	74,954
2030
Operating Loss Carryforwards [Line Items]
Total tax losses carry forwards	41,038
2031
Operating Loss Carryforwards [Line Items]
Total tax losses carry forwards	$ 37,855